PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
PREFERRED STOCK
NOTE 20 - PREFERRED STOCK

On March 27, 2009, the Company entered into a Letter Agreement, which includes a Securities Purchase Agreement (together, the “Purchase Agreement”), with the United States Department of the Treasury (“Treasury Department”) pursuant to which the Company has issued and sold to the Treasury Department: (i) 4,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, no par (the “Series A Preferred Stock”), having a liquidation amount per share of $1,000 for a total purchase price of $4,000,000 and (ii) a warrant (the “Warrant”) to purchase 200.002 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B, no par (the “Series B Preferred Stock”), with a liquidation amount of $1,000 per share, at an exercise price of $.01.  The Warrant had a ten-year term and was immediately exercisable.  Immediately following the issuance of the Series A Preferred Stock and the Warrant, the Treasury Department exercised its rights under the Warrant to acquire 200 shares of the Series B Preferred Stock through a cashless exercise.

During the year ended December 31, 2011, in connection with the Company’s participation in the Treasury’s Small Business Lending Fund (“SBLF”) program described below, the Company redeemed all of its Series A and B Preferred Stock for $4,200,000.

The Series A Preferred Stock paid cumulative dividends at a rate of 5% per 360-day year for the first five years and thereafter at a rate of 9% per 360-day year.  The Series A Preferred Stock and the Series B Preferred Stock was redeemable by the Company upon payment of the liquidation amount plus accrued and unpaid dividends (the “Redemption Amount”).  The Series A Preferred Stock was generally non-voting.  The Series B Preferred Stock paid cumulative dividends at a rate of 9% per 360-day year.  The Series B Preferred Stock generally had the same rights and privileges as the Series A Preferred Stock.

The Series A Preferred Stock and the Warrant were issued in a private placement exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended.  The Company agreed to register for resale the Series A Preferred Stock and the Series B Preferred Stock upon request of the Treasury Department.  The Purchase Agreement provided that neither the Series A Preferred Stock nor the Series B Preferred Stock were subject to any contractual restrictions on transfer, except that the Treasury Department and its transferees may not effect any transfer of the Series A Preferred Stock or the Series B Preferred Stock that would have caused the Company to otherwise become subject to the periodic reporting requirements of the Securities Exchange Act of 1934.  The Purchase Agreement also provided for certain restrictions on dividend payments and stock repurchases by the Company.

The Company allocated the $4,000,000 in proceeds received from the U.S. Treasury Department between Series A Preferred Stock and Series B Preferred Stock assuming that the Preferred Stock would be replaced with a qualifying equity offering and the Preferred Stock would therefore be redeemed at the end of five years.  The allocation was recorded assuming a discount rate of 12% on the cash flows of each instrument.

The allocation of the proceeds was as follows:

(In Thousands)
Series A Preferred Stock	$3,770
Series B Preferred Stock	230
Proceeds received from the Treasury Department	$4,000

The Series A Preferred Stock was being accreted over a five-year period so that, at the end of five years, the balance in Series A Preferred Stock would equal $4,000,000.  During the year ended December 31, 2011, in conjunction with the Company’s redemption of the Series A Preferred Stock the remaining accretion was recorded to increase the balance to $4,000,000, the redemption amount.  The aggregate accretion from retained earnings was $150,000 in 2011.

The Series B Preferred Stock was being amortized over a five-year period so that, at the end of five years, the balance in Series B Preferred Stock would equal $200,000.  During the year ended December 31, 2011, in conjunction with the Company’s redemption of the Series B Preferred Stock the remaining amortization was recorded to decrease the balance to $200,000, the redemption amount.  The aggregate amortization to retained earnings was $20,000 in 2011.

On August 11, 2011, as part of the United States Department of the Treasury (the “Treasury”) Small Business Lending Fund program (the “SBLF”), the Company entered into a Small Business Lending Fund – Securities Purchase Agreement (the “Purchase Agreement”) with the Secretary of the Treasury (the “Secretary”), pursuant to which the Company agreed to issue and sell, and the Secretary agreed to purchase, 9,000 shares of the Company’s Senior Non-cumulative Perpetual Preferred Stock, Series C, having a liquidation preference of $1,000 per share (the “SBLF Preferred Stock”), for a purchase price of $9,000,000.  The SBLF Preferred Stock was issued pursuant to the SBLF program, a $30 billion fund established under the Small Business Jobs Act of 2010 that was created to encourage lending to small business by providing capital to qualified community banks with assets of less than $10 billion.

The transaction described above closed on August 11, 2011.  The SBLF Preferred Stock has no maturity date and ranks senior to the Company’s common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company.

The SBLF Preferred Stock qualifies as Tier 1 capital and will pay non-cumulative dividends quarterly on each January 1, April 1, July 1 and October 1, beginning October 1, 2011.  The dividend rate can fluctuate on a quarterly basis during the first 10 quarters during which the SBLF Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” or “QSBL” (as defined in the Purchase Agreement).  Based upon the increase in the Bank’s level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, at December 31, 2012, the dividend rate payable by the Company on the Series C Preferred Stock is 1.00%.  For the second through ninth calendar quarters, the dividend rate may be adjusted between one percent (1%) and five percent (5%) per annum to reflect the amount of change in the Bank’s level of QSBL.  If the level of the Bank’s qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10%, then the dividend rate payable on the SBLF Preferred Stock would increase.  For the tenth calendar quarter through four-and-one-half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline.  After four-and-one-half years from issuance, the dividend rate will increase to 9% (including a quarterly lending incentive fee of 0.5%).

The SBLF Preferred Stock is non-voting, except in limited circumstances.  In the event that the Company misses five dividend payments, whether or not consecutive, the holder of the SBLF Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors.

The SBLF Preferred Stock may be redeemed at any time at the Company’s option, at a redemption price of 100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of the Federal Deposit Insurance Corporation.

Under the terms of the SBLF Preferred Stock, the Company may only declare and pay a dividend on the common stock or other stock junior to the SBLF Preferred Stock, or repurchase shares of any such class or series of stock, if, after payment of such dividend, the dollar amount of the Company’s Tier 1 Capital would be at least 90% of the Signing Date Tier 1 Capital, as set forth in the Certificate of Amendment to the Certificate of Incorporation of the Company fixing the designations, preferences, limitations and relative rights of the SBLF Preferred Stock, excluding any subsequent net charge-offs and any redemption of the SBLF Preferred Stock (the “Tier 1 Dividend Threshold”).  The Tier 1 Dividend Threshold is subject to reduction, beginning on the second anniversary of issuance and ending on the tenth anniversary, by 10% for each one percent increase in QSBL over the baseline level.

Pursuant to the Purchase agreement, approximately $4,252,000 of the proceeds from the sale of the SBLF Preferred Stock was used to redeem the 4,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and 200 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B (collectively, the “CPP Preferred Stock”), issued in March 2009 to the Treasury under the Capital Purchase Program (“CPP”), plus the accrued and unpaid dividends owed on the CPP Preferred Stock through the date of closing of the sale of the SBLF Preferred Stock to the Secretary.